[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

July 12, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	The Cushing® Renaissance Fund (formerly, The Cushing® MLP Income Fund) – N-2/A Filing

Ladies and Gentlemen:

On behalf of The Cushing® Renaissance Fund (formerly, The Cushing® MLP Income Fund) (the “Registrant”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-170869 and 811-22499) (the “Registration Statement”).

In light of the significant changes to the investment objective, policies and strategies of the Registrant since the initial filing of the Registration Statement, this filing has not been marked to show changes.

A fee of $71.30 to cover the registration fee under the Securities Act was previously paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3805, Kevin Hardy at (312) 407-0641 or Barry Greenberg of Cushing® MLP Asset Management, LP at (214) 635-1689.

Very truly yours,

/s/ Philip Harris
Philip Harris

Enclosure